Significant Accounting Policies (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Accounting Policies [Line Items]
Excise taxes	$ 445,404,000	$ 443,277,000	$ 1,884,035,000	$ 1,962,660,000	$ 1,831,550,000
Restricted Stock And Restricted Stock Units [Member]
Significant Accounting Policies [Line Items]
Award vesting period			3 years
Minimum [Member]
Significant Accounting Policies [Line Items]
Award vesting period			2 years
Minimum [Member] | Marketing Facilities [Member]
Significant Accounting Policies [Line Items]
Depreciable life			16 years
Minimum [Member] | Ethanol Plants, Gas Stations And Other Assets [Member]
Significant Accounting Policies [Line Items]
Depreciable life			3 years
Maximum [Member]
Significant Accounting Policies [Line Items]
Award vesting period			3 years
Maximum [Member] | Marketing Facilities [Member]
Significant Accounting Policies [Line Items]
Depreciable life			25 years
Maximum [Member] | Ethanol Plants, Gas Stations And Other Assets [Member]
Significant Accounting Policies [Line Items]
Depreciable life			45 years